Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - ZAR (R) R / shares in Units, R in Millions											12 Months Ended
	Oct. 14, 2024	Sep. 17, 2024	Sep. 04, 2024	Apr. 15, 2024	Oct. 16, 2023	Aug. 15, 2023	Oct. 17, 2022	Aug. 29, 2022	Aug. 11, 2022	Apr. 11, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Dividends per share, ordinary shares	R 0.94			R 1.47	R 0.75		R 0.22			R 0.40	R 2.22	R 0.22	R 0.67
Dividend declared	R 596			R 930	R 464		R 136			R 247	R 1,394	R 136	R 414
Dividends recognised as distributions to owners per share			R 0.94					R 0.22
Dividends paid to non-controlling interests											R 43	R 18	R 16
Disclosure of depositary receipts [line items]
Dividends per share, ordinary shares	R 0.94			R 1.47	R 0.75		R 0.22			R 0.40	R 2.22	R 0.22	R 0.67
Dividends recognised as distributions to owners per share			R 0.94					R 0.22
Dividends paid, other shares		R 15				R 9			R 9